Schedule of Operating Right of Use Asset Net (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost		$ 301,547
Total right-of-use assets, at cost, increase/(decrease)
Total right-of-use assets, at cost, Exchange rate translation
Less: accumulated amortization		(301,547)
Increase decreaseIn accumulated amortization
Accumulated amortization, Exchange rate translation
Right-of-use assets, net
Right-of-use assets, net, Increase (decrease)
Right-of-use assets, net, Exchange rate translation
Operating Lease Right of Use Assets Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost		205,101
Total right-of-use assets, at cost, increase/(decrease)
Total right-of-use assets, at cost, Exchange rate translation
Operating Right of Use Assets Long cheng Car [Member]
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost		$ 96,446
Total right-of-use assets, at cost, increase/(decrease)
Total right-of-use assets, at cost, Exchange rate translation